Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000264907 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000264907 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.00%	[1]
C000264907 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000264910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000264910 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	120.00%	[2]
C000264910 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.00%)
C000264912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000264912 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	127.00%	[3]
C000264912 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(27.00%)
C000264913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000264913 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.00%	[4]
C000264913 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
C000264914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000264914 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.00%	[5]
C000264914 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000264915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000264915 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%	[6]
C000264915 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000264917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000264917 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	163.00%	[7]
C000264917 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(63.00%)
C000264920 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000264920 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.00%	[8]
C000264920 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000264921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000264921 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%	[9]
C000264921 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000270403 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000270403 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%	[10]
C000270403 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000270404 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000270404 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	159.00%	[11]
C000270404 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(59.00%)
C000270410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000270410 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	158.00%	[12]
C000270410 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(58.00%)
C000270411 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000270411 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	119.00%	[13]
C000270411 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.00%)
C000270414 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000270414 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	350.00%	[14]
C000270414 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(250.00%)
C000270666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000270666 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	11592.00%	[15]
C000270666 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2602.00%
C000270669 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000270669 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.00%	[16]
C000270669 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000270672 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000270672 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	138.00%	[17]
C000270672 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(38.00%)
C000270678 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000270678 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%	[18]
C000270678 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000270684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000270684 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%	[19]
C000270684 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000270686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000270686 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	146.00%	[20]
C000270686 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(46.00%)
C000270687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000270687 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	142.00%	[21]
C000270687 [Member] | Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	(42.00%)

[1]	Cash includes cash, cash equivalents and other assets less liabilities.
[2]	Cash includes cash, cash equivalents and other assets less liabilities.
[3]	Cash includes cash, cash equivalents and other assets less liabilities.
[4]	Cash includes cash, cash equivalents and other assets less liabilities.
[5]	Cash includes cash, cash equivalents and other assets less liabilities.
[6]	Cash includes cash, cash equivalents and other assets less liabilities.
[7]	Cash includes cash, cash equivalents and other assets less liabilities.
[8]	Cash includes cash, cash equivalents and other assets less liabilities.
[9]	Cash includes cash, cash equivalents and other assets less liabilities.
[10]	Cash includes cash, cash equivalents and other assets less liabilities.
[11]	Cash includes cash, cash equivalents and other assets less liabilities.
[12]	Cash includes cash, cash equivalents and other assets less liabilities.
[13]	Cash includes cash, cash equivalents and other assets less liabilities.
[14]	Cash includes cash, cash equivalents and other assets less liabilities.
[15]	Cash includes cash, cash equivalents and other assets less liabilities.
[16]	Cash includes cash, cash equivalents and other assets less liabilities.
[17]	Cash includes cash, cash equivalents and other assets less liabilities.
[18]	Cash includes cash, cash equivalents and other assets less liabilities.
[19]	Cash includes cash, cash equivalents and other assets less liabilities.
[20]	Cash includes cash, cash equivalents and other assets less liabilities.
[21]	Cash includes cash, cash equivalents and other assets less liabilities.